Financial Highlights	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Financial Highlights

10.    Financial Highlights

The following presentation includes financial highlights related to investment performance and operations of a Share outstanding for the three and six-month period ended March 31, 2018 and 2017. The net investment loss and total expense ratios have been annualized. The total return at net asset value is based on the change in net asset value of a Share during the period and the total return at market value is based on the change in market value of a Share on NYSE Arca during the period. An individual investor’s return and ratios may vary based on the timing of capital transactions.

	Three Months Ended Mar-31, 2018	Three Months Ended Mar-31, 2017		Six Months Ended Mar-31, 2018	Six Months Ended Mar-31, 2017
Net Asset Value
Net asset value per Share, beginning of period	$120.29	$118.42		$119.77	$118.42

Net investment income/(loss)	(0.15)	(0.10)		(0.30)	(0.10)
Net Realized and Change in Unrealized Gain (Loss)	0.08	5.75		0.75	5.75

Net Income/(Loss)	(0.07)	5.65		0.45	5.65

Net asset value per Share, end of period	$120.22	$124.07		$120.22	$124.07

Market value per Share, beginning of period	$120.87	$119.53		$118.89	$119.53

Market value per Share, end of period	$120.92	$124.39		$120.92	$124.39

Ratio to average net assets
Net Investment loss(1)	(0.50)%	(0.50)%		(0.50)%	(0.50)%

Gross expenses(1)	0.50%	0.50%		0.50%	0.50%

Net expenses(1)	0.50%	0.50%		0.50%	0.50%

Total Return, at net asset value(2)	(0.06)%	4.77	%(3)	0.38%	4.77	%(3)

Total Return, at market value(2)	0.04%	4.07	%(3)	1.71%	4.07	%(3)

(1)	Percentages are annualized.
(2)	Percentages are not annualized.
(3)	Shares began publicly trading on January 30, 2017; therefore the Total Return, at net asset value and Total Return, at market value are based on the period of January 30, 2017 to March 31, 2017.

11.    Financial Highlights

The following presentation includes financial highlights related to investment performance and operations of a Share outstanding for the fiscal period ended September 30, 2017. The net investment loss and total expense ratios have been annualized. The total return at net asset value is based on the change in net asset value of a Share during the year and the total return at market value is based on the change in market value of a Share on NYSE Arca during the period. An individual investor’s return and ratios may vary based on the timing of capital transactions.

Fiscal Period Ended Sept-30, 2017
Net Asset Value
Net asset value per Share, beginning of period	$118.42

Net investment income/(loss)	(0.41)
Net Realized and Change in Unrealized Gain (Loss)	1.76

Net Income/(Loss)	1.35

Net asset value per Share, end of period	$119.77

Market value per Share, beginning of period(1)	$119.53

Market value per Share, end of period	$118.89

Ratio to average net assets
Net Investment loss(1)	(0.50)%

Gross expenses(1)	0.50%

Net expenses(1)	0.50%

Total Return, at net asset value(2)(3)	1.14%

Total Return, at market value(2)(3)	(0.54)%

(1)	Percentages are annualized.
(2)	Shares began publicly trading on January 30, 2017; therefore, the Total Return, at net asset value and Total Return, at market value are based on the period of January 30, 2017 to September 30, 2017.
(3)	Percentages are not annualized.

No comparative has been provided as the Fund commenced operations on January 27, 2017

SPDR Long Dollar Gold Trust [Member]
Financial Highlights

10.    Financial Highlights

The following presentation includes financial highlights related to investment performance and operations of a Share outstanding for the three and six-month period ended March 31, 2018 and 2017. The net investment loss and total expense ratios have been annualized. The total return at net asset value is based on the change in net asset value of a Share during the period and the total return at market value is based on the change in market value of a Share on NYSE Arca during the period. An individual investor’s return and ratios may vary based on the timing of capital transactions.

	Three Months Ended Mar-31, 2018	Three Months Ended Mar-31, 2017		Six Months Ended Mar-31, 2018	Six Months Ended Mar-31, 2017
Net Asset Value
Net asset value per Share, beginning of period	$120.29	$118.42		$119.77	$118.42

Net investment income/(loss)	(0.15)	(0.10)		(0.30)	(0.10)
Net Realized and Change in Unrealized Gain (Loss)	0.08	5.75		0.75	5.75

Net Income/(Loss)	(0.07)	5.65		0.45	5.65

Net asset value per Share, end of period	$120.22	$124.07		$120.22	$124.07

Market value per Share, beginning of period	$120.87	$119.53		$118.89	$119.53

Market value per Share, end of period	$120.92	$124.39		$120.92	$124.39

Ratio to average net assets
Net Investment loss(1)	(0.50)%	(0.50)%		(0.50)%	(0.50)%

Gross expenses(1)	0.50%	0.50%		0.50%	0.50%

Net expenses(1)	0.50%	0.50%		0.50%	0.50%

Total Return, at net asset value(2)	(0.06)%	4.77	%(3)	0.38%	4.77	%(3)

Total Return, at market value(2)	0.04%	4.07	%(3)	1.71%	4.07	%(3)

(1)	Percentages are annualized.
(2)	Percentages are not annualized.
(3)	Shares began publicly trading on January 30, 2017; therefore the Total Return, at net asset value and Total Return, at market value are based on the period of January 30, 2017 to March 31, 2017.

11.    Financial Highlights

The following presentation includes financial highlights related to investment performance and operations of a Share outstanding for the fiscal period ended September 30, 2017. The net investment loss and total expense ratios have been annualized. The total return at net asset value is based on the change in net asset value of a Share during the year and the total return at market value is based on the change in market value of a Share on NYSE Arca during the period. An individual investor’s return and ratios may vary based on the timing of capital transactions.

Fiscal Period Ended Sept-30, 2017
Net Asset Value
Net asset value per Share, beginning of period	$118.42

Net investment income/(loss)	(0.41)
Net Realized and Change in Unrealized Gain (Loss)	1.76

Net Income/(Loss)	1.35

Net asset value per Share, end of period	$119.77

Market value per Share, beginning of period(1)	$119.53

Market value per Share, end of period	$118.89

Ratio to average net assets
Net Investment loss(1)	(0.50)%

Gross expenses(1)	0.50%

Net expenses(1)	0.50%

Total Return, at net asset value(2)(3)	1.14%

Total Return, at market value(2)(3)	(0.54)%

(1)	Percentages are annualized.
(2)	Shares began publicly trading on January 30, 2017; therefore, the Total Return, at net asset value and Total Return, at market value are based on the period of January 30, 2017 to September 30, 2017.
(3)	Percentages are not annualized.

No comparative has been provided as the Fund commenced operations on January 27, 2017

The Gold Trust [Member]
Financial Highlights

7.    Financial Highlights

At the date of the statement of financial condition, per Share, total return, and expense ratio data are not considered meaningful to investors because the Fund had not commenced operations.